Schedule of Investments (unaudited)	iShares® MSCI Switzerland ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.3%
Banque Cantonale Vaudoise, Registered	41,653	$4,201,846

Building Products — 1.3%
Geberit AG, Registered	30,718	16,297,368

Capital Markets — 6.5%
Julius Baer Group Ltd.	195,058	11,979,227
Partners Group Holding AG	19,599	17,718,225
UBS Group AG, Registered	2,563,184	48,867,945
		78,565,397
Chemicals — 5.7%
Clariant AG, Registered	288,310	4,156,018
EMS-Chemie Holding AG, Registered	7,773	6,026,445
Givaudan SA, Registered	7,730	25,477,938
Sika AG, Registered	120,330	32,924,818
		68,585,219
Construction Materials — 2.4%
Holcim AG	460,570	28,455,809

Containers & Packaging — 0.7%
SIG Group AG	304,155	8,318,794

Diversified Telecommunication Services — 1.2%
Swisscom AG, Registered	22,979	14,557,115

Electric Utilities — 0.4%
BKW AG	26,471	4,759,101

Electrical Equipment — 3.8%
ABB Ltd., Registered	1,273,411	46,514,050

Food Products — 22.2%
Barry Callebaut AG, Registered	3,632	7,350,964
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	952	11,408,197
Chocoladefabriken Lindt & Spruengli AG, Registered	99	11,980,607
Nestle SA, Registered	2,003,998	237,546,349
		268,286,117
Health Care Equipment & Supplies — 4.9%
Alcon Inc.	412,116	32,073,598
Sonova Holding AG, Registered	47,264	12,138,605
Straumann Holding AG	99,004	14,545,541
		58,757,744
Insurance — 9.0%
Baloise Holding AG, Registered	47,227	7,260,545
Helvetia Holding AG, Registered	41,708	5,921,323
Swiss Life Holding AG, Registered	27,084	15,669,989
Swiss Re AG	252,905	25,353,005
Zurich Insurance Group AG	116,993	54,773,997
		108,978,859
Life Sciences Tools & Services — 3.5%
Bachem Holding AG, Class A	43,932	4,626,239
Lonza Group AG, Registered	60,882	38,185,512
		42,811,751
Security	Shares	Value

Machinery — 2.0%
Schindler Holding AG, Participation Certificates, NVS	40,191	$8,352,939
Schindler Holding AG, Registered	27,062	5,443,997
VAT Group AG(a)	26,073	10,778,382
		24,575,318
Marine Transportation — 1.1%
Kuehne + Nagel International AG, Registered	48,644	13,867,971

Pharmaceuticals — 24.5%
Novartis AG, Registered	1,422,494	136,341,378
Roche Holding AG, NVS	493,653	157,232,855
Roche Holding AG, Bearer	6,689	2,264,354
		295,838,587
Professional Services — 1.5%
Adecco Group AG, Registered	181,975	5,437,662
SGS SA	140,437	12,464,710
		17,902,372
Real Estate Management & Development — 0.6%
Swiss Prime Site AG, Registered	81,056	6,855,646

Software — 0.5%
Temenos AG, Registered	71,267	6,027,732

Specialty Retail — 0.4%
Dufry AG, Registered(b)	115,761	5,232,918

Technology Hardware, Storage & Peripherals — 0.9%
Logitech International SA, Registered	161,646	10,339,499

Textiles, Apparel & Luxury Goods — 5.5%
Cie. Financiere Richemont SA, Class A, Registered	336,180	53,525,052
Swatch Group AG (The), Bearer	28,328	8,442,448
Swatch Group AG (The), Registered	72,283	4,062,683
		66,030,183
Total Long-Term Investments — 98.9%
(Cost: $1,141,919,865)		1,195,759,396

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(c)(d)	540,000	540,000

Total Short-Term Securities — 0.1%
(Cost: $540,000)		540,000

Total Investments — 99.0%
(Cost: $1,142,459,865)		1,196,299,396

Other Assets Less Liabilities — 1.0%		12,232,019

Net Assets — 100.0%		$1,208,531,415

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$1,655	(b)	$—	$(1,655)	$—	$—	—	$20,037	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	490,000	(b)	—	—	—	540,000	540,000	10,574		—
					$(1,655)	$—	$540,000		$30,611		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	296	06/16/23	$13,386	$(270,945)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,195,759,396	$—	$1,195,759,396
Short-Term Securities
Money Market Funds	540,000	—	—	540,000
	$540,000	$1,195,759,396	$—	$1,196,299,396

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(270,945)	$—	$(270,945)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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